OPTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ESTIMATE FAIR VALUE OF STOCK OPTIONS

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based awards on the date of grant. There were no stock options granted during the year ended December 31, 2022. The following table summarizes the assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2021:

2021
Expected dividend yield	0%
Weighted-average expected volatility	102-207%
Weighted-average risk-free interest rate	0.25%
Expected life of options	5 years

SCHEDULE OF STOCK OPTION ACTIVITY

	Number Outstanding	Weighted-Average Exercise Price	Weighted-Average Contractual Life in Years	Intrinsic Value

Options outstanding as of December 31, 2020	425,817	$4.44	5.33	$597,332
Options exercisable as of December 31, 2020	282,167	4.52	4.56	384,226
Options granted	36,700	5.74	4.19	-
Options forfeited	(21,200)	6.45	4.11	-
Options expired	-	-	-	-
Options exercised	(30,353)	0.06	-	-
Options outstanding as of December 31, 2021	410,964	$4.78	4.67	$368,417
Options exercisable as of December 31, 2021	302,191	4.88	4.38	257,186
Options granted	-	-	-	-
Options forfeited	(18,499)	5.82	4.91	-
Options expired	(96,842)	5.74	2.66	-
Options exercised	-	-	-	-
Options outstanding as of December 31, 2022	295,623	4.40	3.92	-
Options exercisable as of December 31, 2022	257,506	4.42	3.89	-